Operating Segment and Revenue Information - Schedule of Transaction Price Allocated to the Remaining Performance Obligations (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liabilities	¥ 50,913	¥ 34,763
Within one year
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liabilities	43,721	31,788
Between one and five years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liabilities	5,288	2,263
More than five years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liabilities	¥ 1,904	¥ 712